ACQUISITION OF WATERFILLZ	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITION OF WATERFILLZ
3.	ACQUISITION OF WATERFILLZ
On June 25, 2014, the Company advanced $47,310 (CAD$60,000) to Safestar Products Company Limited (operating under the name “Waterfillz”) pursuant to a promissory note and general security agreement. Waterfillz produces water delivery system kiosks that manage large volume water provision in high traffic areas. On October 3, 2014, the Company further advanced $42,034 (CAD$53,309) to Waterfillz.  The loans bore interest at 12% per annum payable monthly, and were due on July 1, 2015.

On January 12, 2015, the Company provided Notices of Intention to Enforce Security to Waterfillz, which made an assignment under the Bankruptcy and Insolvency Act (Canada) on or about February 4, 2015. On March 9, 2015, the Company appointed a receiver under the general security agreement made between the Company and Waterfillz. On April 9, 2015, the Company made an offer to purchase all of the Waterfillz assets, including certain intellectual property, tradename and design patents.  On April 17, 2015, the receiver accepted the Company’s offer for a purchase price of $112,990 (CAD$142,000) by debt settlement of the principal amount plus accrued interest.  On April 30, 2015, the Company completed the acquisition.  The Company assessed the transaction and determined that the acquisition constituted an acquisition of Waterfillz under ASC 805, Business Combinations.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

$
Property and equipment	5,570
Intangible assets	107,420

Total purchase price	112,990

Of the $107,420 of acquired intangible assets, $78,214 was assigned to registered trademarks, $21,818 was assigned to patents and $7,388 was assigned to intellectual property that was recognized at fair value on the acquisition date. The acquired intangible assets are subject to a useful life of approximately 10 years.

The amounts of revenue and losses of Waterfillz included in the Company’s consolidated statement of operations from the acquisition date to the period ending December 31, 2015 are as follows:

$
Revenue	−
Losses	71,206

The Company has not included pro forma consolidated disclosures as the acquisition of Waterfillz did not represent a material business acquisition.